UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smith & Howard Wealth Management, LLC
Address:  171 17th Street, NW Suite 900
          Atlanta, Georgia 30363

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Dewitt
Title:    Member/Chief Compliance Officer
Phone:    (404) 874-6244

Signature, Place, and Date of Signing:

    /s/ Michael R. Dewitt              Atlanta, GA              March 7, 2012
    ---------------------              -----------              -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          229
                                         -----------

Form 13F Information Table Value Total:  $   114,567
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     13F File No.     Name
-----   ------------     ------------------------------
1       028-11448        Cambridge Financial Group Inc.

            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- ----------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
         NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
Call Spdr S&P 500 ETF Tr          Options        78462F903         113          85          SOLE                     85
Apple Inc                         Equities       037833100         416       1,027          OTHER      1                 1,027
Abbott Laboratories               Equities       002824100          28         505          SOLE                    505
Companhia De Bebidas              Equities       20441W203           1          30          SOLE                     30
ACE Limited                       Equities       H0023R105          18         250          SOLE                    250
Ishares Msci Acwi Ex US           Equities       464288240       9,338     253,688          SOLE                253,688
Adobe Systems Inc                 Equities       00724F101           1          28          SOLE                     28
Auto Data Processing              Equities       053015103          10         185          SOLE                    185
Aflac Inc                         Equities       001055102         511      11,820          SOLE                 11,820
iShares Tr Lehman Bd Fd           Equities       464287226           5          43          SOLE                     43
American Intl Group 21 Warrant    Equities       026874156           0           5          SOLE                      5
Akamai Technologies               Equities       00971T101       3,624     112,260          SOLE                112,260
Allegiant Travel Co               Equities       01748X102         205       3,851          SOLE                  3,851
Alcatel-Lucent ADR                Equities       013904305           0          10          SOLE                     10
Amgen Inc                         Equities       031162100          13         200          SOLE                    200
JPMorgan Alerian MLP Index        ETN            46625H365       8,576     220,059          SOLE                220,059
Amern Tower Corp                  Equities       029912201          32         535          SOLE                    535
Amazon.com Inc                    Equities       023135106         138         798          SOLE                    798
ARM Holdings PLC ADR              Equities       042068106          31       1,105          SOLE                  1,105
Ashland Inc                       Equities       044209104           0           1          SOLE                      1
A G L Resources Inc               Equities       001204106          21         500          SOLE                    500
Boeing Co                         Equities       097023105         166       2,265          OTHER      1                 2,265
Bank of America Corp              Equities       060505104          34       6,039          SOLE                  6,039
Baxter International Inc          Equities       071813109         153       3,085          OTHER      1                 3,085
Biglari Holdings Inc              Equities       08986R101         120         325          SOLE                    325
Baidu Com Inc Adr                 Equities       056752108           5          40          SOLE                     40
Vanguard Interm Bond Idx          Equities       921937819           4          50          SOLE                     50
Bank of NY Mellon Corp            Equities       064058100           5         275          SOLE                    275
BlackRock Invt Qlty Muni          Funds          09247D105           8         500          SOLE                    500
Bemis Co Inc                      Equities       081437105         153       5,080          OTHER      1                 5,080
Bristol-Myers Squibb Co           Equities       110122108         175       4,977          OTHER      1                 4,977
Berkshire Hathaway Cl B           Equities       084670702       7,695     100,847          SOLE                100,847
BorgWarner Inc                    Equities       099724106          71       1,118          SOLE                  1,118
CA Inc                            Equities       12673P105           6         300          SOLE                    300
ConAgra Foods Inc                 Equities       205887102          23         875          SOLE                    875
Cardinal Health Inc               Equities       14149Y108         176       4,325          OTHER      1                       4,325
Cameron Intl Corp                 Equities       13342B105          21         419          SOLE                    419
Casey's Genl Stores Inc           Equities       147528103           0           2          SOLE                      2
Caterpillar Inc                   Equities       149123101          16         180          SOLE                    180
Chubb Corp                        Equities       171232101           9         125          SOLE                    125
Cooper Industries PLC             Equities       G24140108          12         230          SOLE                    230
C H Robinson Worldwide            Equities       12541W209          14         201          SOLE                    201
Colgate-Palmolive Co              Equities       194162103           9         100          SOLE                    100
Core Laboratories N V             Equities       N22717107          25         223          SOLE                    223
Comcast Corp                      Equities       20030N200           5         225          SOLE                    225
Coach Inc                         Equities       189754104          19         315          SOLE                    315
ConocoPhillips                    Equities       20825C104         221       3,036          OTHER      1                 3,036
Costco Wholesale Corp             Equities       22160K105         172       2,070          OTHER      1                 2,070
Salesforce.com                    Equities       79466L302          28         274          SOLE                    274
Cisco Systems Inc                 Equities       17275R102          49       2,716          SOLE                  2,716
C S X Corp                        Equities       126408103          63       3,000          SOLE                  3,000
CenturyLink Inc                   Equities       156700106          10         274          SOLE                    274
Cousins Properties Inc            Equities       222795106          20       3,088          SOLE                  3,088
Chevron Corp                      Equities       166764100          78         730          SOLE                    730
SPDR MSCI All World Ex-US         Equities       78463X848         654      22,965          SOLE                 22,965
Dominion Resources Inc            Equities       25746U109          71       1,330          SOLE                  1,330
Delta Air Lines Inc               Equities       247361702           0          17          SOLE                     17
Deutsche Bank New Ord             Equities       D18190898           4         100          SOLE                    100
Du Pont E I De Nemour&Co          Equities       263534109          80       1,750          SOLE                  1,750
Deere & Co                        Equities       244199105          19         246          SOLE                    246
Delhaize Group ADR                Equities       29759W101           0           4          SOLE                      4
Dell Inc                          Equities       24702R101           4         260          SOLE                    260
WisdomTree Emg Mkts Equity        Funds          97717W315       7,229     141,007          SOLE                141,007
Discover Financial Services       Equities       254709108           6         232          SOLE                    232
Disney Walt Co                    Equities       254687106          66       1,755          SOLE                  1,755
iPath DJ-UBS Commodity ETN        ETN            06738C778          19         460          SOLE                    460
Duke Realty Corp                  Equities       264411505          29       2,424          SOLE                  2,424
Duke Energy Corp                  Equities       26441C105          27       1,209          SOLE                  1,209
eBay Inc                          Equities       278642103           2          80          SOLE                     80
Consolidated Edison Inc           Equities       209115104          26         425          SOLE                    425
iShares MSCI Emrg Mkt Fd          Equities       464287234          20         528          SOLE                    528
Enbridge Energy Mgmt LLC          Equities       29250X103           0           7          SOLE                      7
E M C Corp                        Equities       268648102         163       7,545          OTHER      1                       7,545
Emerson Electric Co               Equities       291011104          42         891          SOLE                    891
EOG Resources Inc                 Equities       26875P101           1           7          SOLE                      7
El Paso Corporation               Equities       28336L109          39       1,463          SOLE                  1,463
iShares MSCI Pac Ex Japn          Equities       464286665           4         109          SOLE                    109
iShares MSCI Germany              Equities       464286806       3,911     203,503          SOLE                203,503
iShares MSCI Hong Kong            Funds          464286871          27       1,750          SOLE                  1,750
Expeditors Intl of Wash           Equities       302130109          64       1,566          SOLE                  1,566
Fastenal Co                       Equities       311900104           1          30          SOLE                     30
FedEx Corporation                 Equities       31428X106          13         160          SOLE                    160
Fifth Third Bancorp               Equities       316773100          10         805          SOLE                    805
Full House Resorts Inc            Equities       359678109           0           1          SOLE                      1
Frontier Communications B         Equities       35906A108           9       1,753          SOLE                  1,753
General Dynamics Corp             Equities       369550108         286       4,310          OTHER      1                 4,310
General Electric Co               Equities       369604103         143       8,003          SOLE                  8,003
General Mills Inc                 Equities       370334104           1          20          SOLE                     20
General Motors Corp               Equities       37045V100           0          23          SOLE                     23
@General Motors Cl A Warrants     Equities       37045V118           0          21          SOLE                     21
@General Motors Cl B Warrants     Equities       37045V126           0          21          SOLE                     21
Google Inc                        Equities       38259P508          61          95          SOLE                     95
Genuine Parts Co                  Equities       372460105          67       1,100          SOLE                  1,100
Goldman Sachs Group Inc           Equities       38141G104           6          66          SOLE                     66
Halliburton Co Hldg Co            Equities       406216101           1          24          SOLE                     24
Home Depot Inc                    Equities       437076102         469      11,156          OTHER      1                11,156
Heckmann Corp                     Equities       422680108          33       5,000          SOLE                  5,000
Honeywell International           Equities       438516106           1          17          SOLE                     17
Hewlett-Packard Co                Equities       428236103          25         956          SOLE                    956
iShares iBoxx High Yld Corp Bd    Equities       464288513         696       7,786          SOLE                  7,786
Intl Business Machines            Equities       459200101         232       1,264          OTHER      1                 1,264
iShares Tr Cohen & Steer Rlty     Equities       464287564           1          16          SOLE                     16
Intl Flavors & Fragrances         Equities       459506101          16         300          SOLE                    300
iShares S&P Midcap 400 Growth     Equities       464287606       5,875      59,501          SOLE                 59,501
Illumina Inc                      Equities       452327109           9         305          SOLE                    305
World Fuel Services Corp          Equities       981475106           1          16          SOLE                     16
Intel Corp                        Equities       458140100          38       1,565          SOLE                  1,565
Intuit Inc                        Equities       461202103          54       1,022          SOLE                  1,022
Intuitive Surgical Inc            Equities       46120E602          42          91          SOLE                     91
iShares Tr S&P 500                Equities       464287200          73         580          SOLE                    580
iShares Russell Microcap          Equities       464288869          31         698          SOLE                    698
iShares Russell 1000 Value        Equities       464287598         780      12,284          SOLE                 12,284
iShares Russell 1000 Growth       Equities       464287614       8,512     147,290          SOLE                147,290
iShares Russell 2000              Equities       464287655           7         100          SOLE                    100
iShares Russell 2000 Value        Equities       464287630           9         137          SOLE                    137
iShares Russell Midcap Growth     Equities       464287481          91       1,650          SOLE                  1,650
iShares Russell Mid Value         Equities       464287473         244       5,631          SOLE                  5,631
Ishares Tr S&P Global             Equities       464287291          33         560          SOLE                    560
JB Hunt Transport Svcs            Equities       445658107          12         257          SOLE                    257
Johnson Controls Inc              Equities       478366107          45       1,424          SOLE                  1,424
Johnson & Johnson                 Equities       478160104         115       1,757          SOLE                  1,757
J P Morgan Chase & Co             Equities       46625H100          25         758          SOLE                    758
Kellogg Co                        Equities       487836108          13         250          SOLE                    250
Kraft Foods Inc                   Equities       50075N104           4         110          SOLE                    110
Kimberly-Clark Corp               Equities       494368103          16         213          SOLE                    213
Kinder Morgan Energy LP           UT LTD Partner 494550106          15         176          SOLE                    176
Coca Cola Company                 Equities       191216100       1,541      22,019          SOLE                 22,019
Kroger Company                    Equities       501044101           0           4          SOLE                      4
Manhattan Associates Inc          Equities       562750109       1,257      31,049          SOLE                 31,049
M B I A Inc                       Equities       55262C100          41       3,500          SOLE                  3,500
McDonald's Corp                   Equities       580135101         331       3,301          OTHER      1                 3,301
Allscripts Inc                    Equities       01988P108          10         504          SOLE                    504
Medtronic Inc                     Equities       585055106           0          13          SOLE                     13
Manulife Financial Corpf          Equities       56501R106           7         680          SOLE                    680
Medco Health Solutions Inc        Equities       58405U102           1          18          SOLE                     18
McCormick & Co Inc                Equities       579780206          10         200          SOLE                    200
3M Co.                            Equities       88579Y101          16         190          SOLE                    190
Monsanto Co                       Equities       61166W101          16         232          SOLE                    232
Marathon Petroleum Corp           Equities       56585A102          78       2,349          OTHER      1                       2,349
Merck & Co Inc                    Equities       58933Y105          31         812          SOLE                    812
Marathon Oil Corp                 Equities       565849106         147       5,015          OTHER      1                       5,015
Microsoft Corp                    Equities       594918104          41       1,592          SOLE                  1,592
Meritage Homes Corp               Equities       59001A102           0           4          SOLE                      4
NextEra Energy                    Equities       65339F101          16         260          SOLE                    260
Nike Inc B                        Equities       654106103          10         100          SOLE                    100
Nuveen Muni High Incm Fd          Funds          670682103          24       2,000          SOLE                  2,000
National Oilwell Varco Inc        Equities       637071101           1          11          SOLE                     11
Oneok Inc                         Equities       682680103           2          25          SOLE                     25
ONEOK Partners LP                 Unit Ltd Partn 68268N103          14         238          SOLE                    238
Omnicom Group Inc                 Equities       681919106           1          21          SOLE                     21
Old National Bancorp              Equities       680033107           7         600          SOLE                    600
Oracle Corp                       Equities       68389X105         145       5,645          OTHER      1                       5,645
Overstock.com Inc                 Equities       690370101           1         100          SOLE                    100
PACCAR Inc                        Equities       693718108          11         295          SOLE                    295
Priceline.com Inc                 Equities       741503403          25          53          SOLE                     53
PepsiCo Inc                       Equities       713448108          37         557          SOLE                    557
Pfizer Inc                        Equities       717081103           6         259          SOLE                    259
Procter & Gamble Co               Equities       742718109         109       1,637          SOLE                  1,637
Parker-Hannifin Corp              Equities       701094104           0           6          SOLE                      6
PowerShs Dyn Pharmaceuticals      Funds          73935X799         155       5,512          SOLE                  5,512
Philip Morris Intl Inc            Equities       718172109           5          60          SOLE                     60
PPG Industries Inc                Equities       693506107          28         330          SOLE                    330
Merrill Lynch & Co., Inc. Phar    Equities       71712A206           7         100          SOLE                    100
Pantry Inc                        Equities       698657103           0           1          SOLE                      1
PowerShs VRDO Tax Free Wkly       Funds          73936T433         265      10,603          SOLE                 10,603
PowerShs Zacks Micro Cap          Funds          73935X740           1          71          SOLE                     71
Qualcomm Inc                      Equities       747525103          70       1,271          SOLE                  1,271
Qihoo 360 Tech Co Adr             Equities       74734M109           9         590          SOLE                    590
PowerShs QQQ                      Funds          73935A104          14         250          SOLE                    250
Rubicon Technology Inc            Equities       78112T107           3         365          SOLE                    365
Royal Caribbean Cruises Ltd       Equities       V7780T103           5         200          SOLE                    200
Royal Dutch Shell A ADR           Equities       780259206          22         307          SOLE                    307
Regions Financial Corp            Equities       7591EP100           4         818          SOLE                    818
Ross Stores Inc                   Equities       778296103          29         600          SOLE                    600
Raytheon Company                  Equities       755111507           1          15          SOLE                     15
Schwab US Broad Mkt               Funds          808524102         116       3,838          SOLE                  3,838
Charles Schwab Corp               Equities       808513105           0          38          SOLE                     38
SPDR S&P Dividend                 Equities       78464A763      12,058     223,841          SOLE                223,841
Spectra Energy Corp               Equities       847560109          11         352          SOLE                    352
Sherwin Williams Co               Equities       824348106           6          65          SOLE                     65
iShares Barclays 1-3 Yr Tr Bd     Equities       464287457         288       3,404          SOLE                  3,404
Siemens A G Adr                   Equities       826197501           2          20          SOLE                     20
J M Smuckers Co                   Equities       832696405           0           5          SOLE                      5
Schlumberger Ltd                  Equities       806857108          12         170          SOLE                    170
Synovus Financial Corp            Equities       87161C105          47      33,000          SOLE                 33,000
Southern Company                  Equities       842587107          70       1,512          SOLE                  1,512
SPDR S&P 500                      Equities       78462F103         702       5,594          SOLE                  5,594
Sequenom Inc                      Equities       817337405         123      27,662          SOLE                 27,662
Sempra Energy                     Equities       816851109           1          19          SOLE                     19
SunTrust Banks Inc                Equities       867914103         223      12,604          SOLE                 12,604
iShares S&P S/T AMT Fr Muni       Equities       464288158         134       1,251          SOLE                  1,251
Sunoco Inc                        Equities       86764P109           0           2          SOLE                      2
Sysco Corp                        Equities       871829107         182       6,200          OTHER      1                       6,200
AT&T Inc                          Equities       00206R102         193       6,370          SOLE                  6,370
TAP Instl Mid Value               Funds          60871R209          11         768          SOLE                    768
ProShares Short 20+ Yr Tr         Funds          74347X849         309       9,905          SOLE                  9,905
Teck Cominco Ltd Cl B             Equities       878742204           0           4          SOLE                      4
Teradata Corp                     Equities       88076W103           5         100          SOLE                    100
Teva Pharma Indus Ltd ADR         Equities       881624209          90       2,242          SOLE                  2,242
Target Corporation                Equities       87612E106         151       2,950          OTHER      1                       2,950
T Rowe Price Group                Equities       74144T108          48         836          SOLE                    836
Transcept Pharma Inc              Equities       89354M106         196      25,000          SOLE                 25,000
Texas Instruments Inc             Equities       882508104           9         325          SOLE                    325
Tortoise Energy Infrastructure    Equities       89147L100           5         120          SOLE                    120
Urstadt Biddle Properties         Equities       917286106           9         500          SOLE                    500
Unilever PLC ADR                  Equities       904767704           6         190          SOLE                    190
Unitedhealth Group Inc.           Equities       91324P102         155       3,060          OTHER      1                       3,060
Unum Group                        Equities       91529Y106           8         370          SOLE                    370
Union Pacific Corp                Equities       907818108         166       1,569          SOLE                  1,569
United Parcel Service Inc         Equities       911312106           9         125          SOLE                    125
United Technologies Corp          Equities       913017109          73       1,000          SOLE                  1,000
Visa Inc                          Equities       92826C839          10         100          SOLE                    100
Vanguard FTSE All Wld ex-US       Equities       922042775         545      13,748          SOLE                 13,748
Verisk Analytics Inc              Equities       92345Y106          20         508          SOLE                    508
Vanguard Total Stk Mkt            Equities       922908769      21,934     341,116          SOLE                341,116
Vanguard Growth                   Equities       922908736       1,005      16,265          SOLE                 16,265
Vanguard Emg Mkts Stk             Funds          922042858         264       6,915          SOLE                  6,915
Verizon Communications            Equities       92343V104           9         236          SOLE                    236
Walgreen Company                  Equities       931422109         165       4,983          OTHER      1                 4,983
Wells Fargo Co                    Equities       949746101         141       5,098          SOLE                  5,098
WGL Holdings Inc                  Equities       92924F106          15         340          SOLE                    340
Wal-Mart Stores Inc               Equities       931142103         270       4,520          OTHER      1                 4,520
Warren Resources Inc              Equities       93564A100           4       1,271          SOLE                  1,271
SPDR S&P Homebuilders             Equities       78464A888           1          50          SOLE                     50
Sector Spdr Tr Shs Ben Int Te     Equities       81369Y803       4,754     186,813          SOLE                186,813
SPDR Utilities Select             Equities       81369Y886          21         570          SOLE                    570
SPDR Select Health Care           Equities       81369Y209       1,645      47,409          SOLE                 47,409
ExxonMobil Corp                   Equities       30231G102         519       6,118          SOLE                  6,118
Zimmer Holdings Inc               Equities       98956P102           7         132          SOLE                    132